Transit Business Park Acquisition - Intangible asset amortization (Details) (USD $)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jun. 20, 2013 TransitBusinessPark
In-place leases initial value							$ 806,000
Above market leases initial value							48,000
Below market leases initial values							156,000
In-place Leases	0	27,000	74,000	237,000	347,000	121,000
Above Market Leases	0	11,000	11,000	11,000	12,000	3,000
Below Market Leases	$ 0	$ 0	$ 13,000	$ 51,000	$ 68,000	$ 24,000